Shareholder Report, Holdings (Details)	Jun. 30, 2026
Tuttle Capital Meme Stock Income Blast ETF | US Treasury Bill 09/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.45%
Tuttle Capital Meme Stock Income Blast ETF | ARK Innovation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Tuttle Capital Meme Stock Income Blast ETF | Ambarella, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Tuttle Capital Meme Stock Income Blast ETF | Penguin Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Tuttle Capital Meme Stock Income Blast ETF | VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Tuttle Capital Meme Stock Income Blast ETF | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Tuttle Capital Meme Stock Income Blast ETF | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Tuttle Capital Meme Stock Income Blast ETF | T1 Energy Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Tuttle Capital Meme Stock Income Blast ETF | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
Tuttle Capital Meme Stock Income Blast ETF | Tempus AI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Tuttle Capital Meme Stock Income Blast ETF | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.45%
Tuttle Capital Meme Stock Income Blast ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Tuttle Capital Meme Stock Income Blast ETF | Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.57%
Tuttle Capital Meme Stock Income Blast ETF | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Tuttle Capital Meme Stock Income Blast ETF | Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.03%)
Tuttle Capital UFO Disclosure ETF | Amentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Tuttle Capital UFO Disclosure ETF | Materion Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Tuttle Capital UFO Disclosure ETF | Space Exploration Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Tuttle Capital UFO Disclosure ETF | Ouster, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Tuttle Capital UFO Disclosure ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Tuttle Capital UFO Disclosure ETF | GE Vernova LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Tuttle Capital UFO Disclosure ETF | Palantir Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Tuttle Capital UFO Disclosure ETF | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Tuttle Capital UFO Disclosure ETF | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Tuttle Capital UFO Disclosure ETF | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Tuttle Capital UFO Disclosure ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Tuttle Capital UFO Disclosure ETF | Advanced Air Mobility/EVTOL [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Tuttle Capital UFO Disclosure ETF | Alternative/Distributed Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Tuttle Capital UFO Disclosure ETF | Commercial Aerospace & Airframes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Tuttle Capital UFO Disclosure ETF | Connectivity & Networking [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Tuttle Capital UFO Disclosure ETF | Critical Minerals & Advanced Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
Tuttle Capital UFO Disclosure ETF | Defense IT & Federal Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
Tuttle Capital UFO Disclosure ETF | Drones & Autonomous Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%
Tuttle Capital UFO Disclosure ETF | Engineering, Construction, & Federal Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Tuttle Capital UFO Disclosure ETF | Naval & Heavy Defense Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Tuttle Capital UFO Disclosure ETF | Photonics & Directed Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Tuttle Capital UFO Disclosure ETF | Power Systems & Grid Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
Tuttle Capital UFO Disclosure ETF | Prime Defense Contractors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Tuttle Capital UFO Disclosure ETF | Quantum Computing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Tuttle Capital UFO Disclosure ETF | Robotics & Industrial Automation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Tuttle Capital UFO Disclosure ETF | Semiconductors & Advanced Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Tuttle Capital UFO Disclosure ETF | Space & Launch [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Tuttle Capital UFO Disclosure ETF | Test, Measurement, & Instrumentation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Tuttle Capital Space Industry Income Blast ETF | US Treasury Bill 09/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.24%
Tuttle Capital Space Industry Income Blast ETF | Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Tuttle Capital Space Industry Income Blast ETF | AST SpaceMobile, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Tuttle Capital Space Industry Income Blast ETF | Rocket Lab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Tuttle Capital Space Industry Income Blast ETF | Starfighters Space, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Tuttle Capital Space Industry Income Blast ETF | Iridium Communications Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Tuttle Capital Space Industry Income Blast ETF | Satellogic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Tuttle Capital Space Industry Income Blast ETF | Redwire Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Tuttle Capital Space Industry Income Blast ETF | Spire Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Tuttle Capital Space Industry Income Blast ETF | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
Tuttle Capital Space Industry Income Blast ETF | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.24%
Tuttle Capital Space Industry Income Blast ETF | Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.94%
Tuttle Capital Space Industry Income Blast ETF | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Tuttle Capital Space Industry Income Blast ETF | Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.81%)